GUARANTOR SUBSIDIARIES (Details 3) (USD $) In Millions, unless otherwise specified	Aug. 04, 2013	Feb. 03, 2013	Jul. 29, 2012	Jan. 29, 2012	Jan. 30, 2011	Jan. 31, 2010
Current assets:
Cash and cash equivalents	$ 109	$ 141	$ 90	$ 111	$ 292	$ 539
Cash equivalents restricted for debt redemption		936
Receivables, net	1,221	1,008		1,002
Inventories	1,108	987		1,108
Deferred tax asset	3	42		58
Other current assets	47	49		47
Total current assets	2,488	3,163		2,326
Property and equipment, net	401	395		398
Goodwill	3,139	3,138		3,151	3,150	3,149
Intangible assets, net	406	473		735
Deferred tax asset	6	6
Other assets	147	159		128
Total assets	6,587	7,334		6,738	7,089
Current liabilities:
Accounts payable	815	693		714
Accrued compensation and benefits	116	160		140
Current installments of long-term debt	10	899		82
Other current liabilities	266	291		378
Total current liabilities	1,207	2,043		1,314
Long-term debt, excluding current installments	5,678	6,430		5,380
Deferred tax liabilities	111	104		111
Other liabilities	344	348		361
Total liabilities	7,340	8,925		7,166
Stockholder's equity (deficit)	(753)	(1,591)		(428)	96	688
Total liabilities and stockholder's equity (deficit)	6,587	7,334		6,738
Parent Issuer
Current assets:
Cash and cash equivalents		91		49	249	479
Cash equivalents restricted for debt redemption		936
Receivables, net		4		4
Other current assets		9		8
Total current assets		1,040		61
Property and equipment, net		66		61
Deferred tax asset		48		158
Investment in subsidiaries		2,854		3,456
Intercompany notes receivable		2,774		2,774
Other assets		153		122
Total assets		6,935		6,632
Current liabilities:
Accounts payable		14		21
Accrued compensation and benefits		46		42
Current installments of long-term debt		899		82
Deferred tax liabilities		7		33
Other current liabilities		183		284
Total current liabilities		1,149		462
Long-term debt, excluding current installments		6,430		5,641
Intercompany notes payable		634		641
Other liabilities		313		316
Total liabilities		8,526		7,060
Stockholder's equity (deficit)		(1,591)		(428)
Total liabilities and stockholder's equity (deficit)		6,935		6,632
Guarantor Subsidiaries
Current assets:
Cash and cash equivalents	18	15	25	12	8	8
Receivables, net	1,138	937		922
Inventories	1,047	928		1,027
Deferred tax asset	48	48		89
Intercompany receivable	1	1
Other current assets	33	37		34
Total current assets	2,285	1,966		2,084
Property and equipment, net	332	323		331
Goodwill	3,133	3,132		3,143
Intangible assets, net	402	469		731
Intercompany notes receivable	558	634		641
Other assets	5	6		6
Total assets	6,715	6,530		6,936
Current liabilities:
Accounts payable	755	638		648
Accrued compensation and benefits	82	108		93
Other current liabilities	103	98		104
Total current liabilities	940	844		845
Deferred tax liabilities	151	152		275
Intercompany notes payable	2,774	2,774		2,774
Other liabilities	24	28		37
Total liabilities	3,889	3,798		3,931
Stockholder's equity (deficit)	2,826	2,732		3,005
Total liabilities and stockholder's equity (deficit)	6,715	6,530		6,936
Non-Guarantor Subsidiaries
Current assets:
Cash and cash equivalents	32	35	31	50	35	52
Receivables, net	79	67		97
Inventories	61	59		81
Deferred tax asset	1	1		2
Other current assets	4	3		5
Total current assets	177	165		235
Property and equipment, net	5	6		6
Goodwill	6	6		8
Intangible assets, net	4	4		4
Deferred tax asset	6	6		6
Other assets	1			261
Total assets	199	187		520
Current liabilities:
Accounts payable	47	41		45
Accrued compensation and benefits	4	6		5
Intercompany payable	1	1
Other current liabilities	12	10		11
Total current liabilities	64	58		61
Other liabilities	6	7		8
Total liabilities	70	65		69
Stockholder's equity (deficit)	129	122		451
Total liabilities and stockholder's equity (deficit)	199	187		520
Eliminations
Current assets:
Receivables, net				(21)
Deferred tax asset	(46)	(7)		(33)
Intercompany receivable	(1)	(1)
Total current assets	(47)	(8)		(54)
Deferred tax asset	(40)	(48)		(164)
Investment in subsidiaries	(2,955)	(2,854)		(3,456)
Intercompany notes receivable	(3,332)	(3,408)		(3,415)
Other assets				(261)
Total assets	(6,374)	(6,318)		(7,350)
Current liabilities:
Deferred tax liabilities	(46)	(7)		(33)
Intercompany payable	(1)	(1)
Other current liabilities				(21)
Total current liabilities	(47)	(8)		(54)
Long-term debt, excluding current installments				(261)
Deferred tax liabilities	(40)	(48)		(164)
Intercompany notes payable	(3,332)	(3,408)		(3,415)
Total liabilities	(3,419)	(3,464)		(3,894)
Stockholder's equity (deficit)	(2,955)	(2,854)		(3,456)
Total liabilities and stockholder's equity (deficit)	$ (6,374)	$ (6,318)		$ (7,350)